Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following at:
	June 30, 2017	December 31, 2016
Furniture and equipment	$503	$503
Less accumulated depreciation	(309)	(261)
	$194	$242
Property and equipment consist of the following at:
	December 31, 2016	December 31, 2015

Furniture and equipment	$503	$9,786
Less accumulated depreciation	(261)	(3,982)
	$242	$5,804